FAIR VALUE OF ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2019
Assets
Investment in marketable securities	¥ 0
Total Assets	0	¥ 10,443
Level 1 | Recurring
Assets
Investment in marketable securities	206,272
Total Assets	206,272	0
Level 2 | Recurring
Assets
Investment in marketable securities	0
Total Assets	0	0
Level 3 | Recurring
Assets
Investment in marketable securities	0
Total Assets	¥ 0	¥ 10,443